REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenue from contracts with customers

The following table presents revenues from contracts with customers disaggregated by product/service:

	Three Months Ended November 30, 2022	Three Months Ended November 30, 2021	Nine Months Ended November 30, 2022	Nine Months Ended November 30, 2021
Device rental activities	$154,628	$165,353	$622,647	$383,434
Direct sales of goods and services	247,771	208,544	432,393	692,369
	$402,399	$373,897	$1,055,040	1,075,803

	Year Ended February 28, 2022	Year Ended February 28, 2021
Device rental activities	$592,401	$304,294
Direct sales of goods and services	854,708	56,594
Revenues	$1,447,109	$360,888